Oil And Gas Properties (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Oil And Gas Properties [Abstract]
Oil And Gas Properties
(5)  Oil and Gas Properties

The following table sets forth information concerning the Company’s oil and gas properties (in thousands):

	September 30, 2020	December 31, 2019
Oil and gas properties	$6,685	$6,751
Unevaluated properties	—	—
Accumulated depreciation, depletion, and amortization	(2,771)	(2,366)
Oil and gas properties, net	$3,914	$4,385

The Company recorded depletion expense of $405,000 and $504,000 for the nine months ended September 30, 2020 and 2019, respectively.  During the nine months ended September 30, 2019, the Company also recorded in “Accumulated depreciation, depletion, and amortization” a $4,000 gain on asset retirement obligations.

4. Oil and Gas Properties

The following table sets forth information concerning the Company’s oil and gas properties: (in thousands):

	December 31,
	2019	2018
Oil and gas properties	$6,751	$6,503
Unevaluated properties	—	23
Accumulated depreciation, depletion and amortization	(2,366)	(1,722)
Oil and gas properties, net	$4,385	$4,804

During the years ended December 31, 2019 and 2018, the Company recorded depletion expense of $637,000 and $722,000, respectively.